Equity Compensation - Summary of Stock Options Outstanding and Exercisable (Details) shares in Thousands	Dec. 31, 2019 CAD ($) shares Year	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	3,731	5,152	5,306
Weighted average remaining contractual life of options outstanding (years) | Year	2.2
Weighted average exercise price of options outstanding	$ 5.94	$ 5.02	$ 4.85
Number of options exercisable | shares	3,731
Weighted average exercise price of options exercisable	$ 5.94
$1.50-$2.35
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	860
Weighted average remaining contractual life of options outstanding (years) | Year	1.0
Weighted average exercise price of options outstanding	$ 2.12
Number of options exercisable | shares	860
Weighted average exercise price of options exercisable	$ 2.12
$1.50-$2.35 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	1.50
$1.50-$2.35 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 2.35
$4.55 - $5.00
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,027
Weighted average remaining contractual life of options outstanding (years) | Year	2.2
Weighted average exercise price of options outstanding	$ 4.89
Number of options exercisable | shares	1,027
Weighted average exercise price of options exercisable	$ 4.89
$4.55 - $5.00 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	4.55
$4.55 - $5.00 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 5.00
$8.05 - $12.34
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,844
Weighted average remaining contractual life of options outstanding (years) | Year	2.7
Weighted average exercise price of options outstanding	$ 8.31
Number of options exercisable | shares	1,844
Weighted average exercise price of options exercisable	$ 8.31
$8.05 - $12.34 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	8.05
$8.05 - $12.34 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 12.34